Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	000-55787
Entity Registrant Name	BrewBilt Manufacturing, Inc.
Entity Central Index Key	0001641751
Entity Tax Identification Number	47-0990750
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	110 Spring Hill Road #10
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	802-5023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false